SEGMENT REPORTING - Long-lived assets geographic area (Details) ₫ in Millions	Dec. 31, 2025 VND (₫)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 VND (₫)
SEGMENT REPORTING
Long-lived assets	₫ 85,570,592	$ 3,406,337,009	₫ 83,829,740
Vietnam
SEGMENT REPORTING
Long-lived assets	75,472,812	3,004,371,323	71,376,697
United States
SEGMENT REPORTING
Long-lived assets	1,894,880	75,430,118	9,068,924
Other markets
SEGMENT REPORTING
Long-lived assets	₫ 8,202,900	$ 326,535,568	₫ 3,384,119